Exhibit 99.2

January 7, 2016

Stewart Title Company

1980 Post Oak Blvd.

Houston, TX 77056

RE:	Home Partners of 2016-1 SFR Securitization HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the Securities by the Issuer referenced above, we have conducted the HOA Discrepancy Review further described below. The Review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowner’s, condominium, or other common-interest community association (each an “HOA”) as of the date set forth below. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which certification has been provided to you concurrently herewith.

I.	Manner and Scone of Review (Item 4 of Form ABS Due Diligence-15E)

a.	Background.

We have been informed that:

1.	The Securities are to be secured by, among other things, certain mortgage loans (the “Mortgage Loans”) relating to certain residential rental properties (the “Properties”).

2.	Some of the Properties were previously designated by Borrower as not being subject to an HOA (“Non-HOA Properties”).

3.	Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Borrower.

b.	Properties Subject to Review. [(1) through (3) of Item 4.]

The Borrower and/or Borrower’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c.	How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each Subject Property. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1.	Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2.	Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3.	Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4.	Review of prior mortgages. Certain mortgages to which the Subject Property was previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that the Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly

2

referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

d.	Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations, or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate

3

evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.	Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, except as set forth on Schedule I as indicated in the “Updated Designation” column, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressees set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, except for placement agents involved directly with the placement of this securitization transaction, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”). Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

Stewart Title Company, a Texas corporation

By:	/s/ Salvatore Sammartino
Name: Salvatore Sammartino
Title: Vice President
Date: January 7, 2016

4

Schedule I

5

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non- HOA)	Date of Updated Designation
p21-0012	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0017	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0020	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0025	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0039	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0044	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0051	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0064	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0068	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0082	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0093	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0100	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0104	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0120	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0136	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0140	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0142	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0147	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0157	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0185	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0190	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0205	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0216	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0229	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0236	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0242	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0248	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0259	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0265	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0297	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0302	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0328	IL	HOA Discrepancy	HOA	Dec. 18, 2015
p21-0344	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0349	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0364	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0372	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0382	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0394	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0396	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0405	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0453	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0455	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0005	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0017	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0044	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0047	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0052	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0056	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0064	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0009	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0013	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0015	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0034	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0051	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p24-0086	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p25-0003	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p26-0006	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p28-0008	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0001	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0002	CA	HOA Discrepancy	N/A	Dec. 18, 2015

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non- HOA)	Date of Updated Designation
p29-0003	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0015	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0030	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0031	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0044	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0045	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0060	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0065	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0081	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0089	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0103	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0010	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0017	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0035	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0062	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0075	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0079	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0089	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0114	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0141	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0153	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0154	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0158	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0170	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0180	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0189	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0191	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0192	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0199	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0237	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0244	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0246	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0259	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0264	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0270	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0285	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0290	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0300	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0304	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0332	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0342	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0355	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0403	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0464	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0492	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p30-0504	FL	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0013	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0028	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0052	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0067	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0070	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0098	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0100	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0114	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0166	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p32-0199	GA	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0005	IL	HOA Discrepancy	HOA	Dec. 18, 2015
p33-0011	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0035	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0050	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0092	IL	HOA Discrepancy	N/A	Dec. 18, 2015

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non- HOA)	Date of Updated Designation
p33-0119	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0130	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0144	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0145	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0170	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0213	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0215	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0005	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0006	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0019	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0021	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0037	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0043	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0050	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0052	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0055	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0056	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0064	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0080	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0086	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0088	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0091	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0102	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0105	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0106	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0128	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0131	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0135	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0137	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p34-0142	WA	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0017	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0025	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0036	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0052	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0057	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0065	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0099	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0115	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0154	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0171	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0176	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0180	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0183	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0188	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0206	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0229	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0239	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0240	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0256	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0008	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0013	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0021	MN	HOA Discrepancy	HOA	Dec. 18, 2015
p38-0023	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0026	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0030	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0034	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0037	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0048	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0050	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p38-0051	MN	HOA Discrepancy	N/A	Dec. 18, 2015
p40-0025	NC	HOA Discrepancy	N/A	Dec. 18, 2015

Subject Property Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non- HOA)	Date of Updated Designation
p52-0026	OR	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0391	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0072	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0077	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0188	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0207	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0218	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0264	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0284	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p22-0315	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0038	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p35-0015	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p49-0004	MO	HOA Discrepancy	N/A	Dec. 18, 2015
p56-0906	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0055	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0212	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0268	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0270	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0393	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0408	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0420	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0452	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0467	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0479	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0505	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0507	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0509	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p21-0514	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p23-0073	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p27-0004	OK	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0016	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0040	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0046	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0050	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0054	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0058	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0059	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0061	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0062	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p29-0083	CA	HOA Discrepancy	N/A	Dec. 18, 2015
p31-0004	OK	HOA Discrepancy	N/A	Dec. 18, 2015
p31-0013	OK	HOA Discrepancy	N/A	Dec. 18, 2015
p31-0033	OK	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0058	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0116	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0161	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p33-0181	IL	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0053	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0111	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0184	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0186	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p36-0231	CO	HOA Discrepancy	N/A	Dec. 18, 2015
p40-0038	NC	HOA Discrepancy	N/A	Dec. 18, 2015
p40-0042	NC	HOA Discrepancy	N/A	Dec. 18, 2015
p49-0003	MO	HOA Discrepancy	N/A	Dec. 18, 2015
p56-0854	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p56-0894	TX	HOA Discrepancy	N/A	Dec. 18, 2015
p40-0002	NC	HOA Discrepancy	N/A	Dec. 18, 2015
p52-0004	OR	HOA Discrepancy	N/A	Dec. 18, 2015
p56-0836	TX	HOA Discrepancy	N/A	Dec. 18, 2015